Investments (Components of net investment income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net investment income
Total gross investment income													$ 107,548	$ 103,935	$ 116,000
Investment expenses													(7,472)	(7,863)	(8,064)
Net investment income	30,167	25,261	21,286	23,362	24,204	20,009	26,210	25,649	28,802	25,489	25,885	27,760	100,076	96,072	107,936
Fixed Maturities And Short Term Investments [Member]
Net investment income
Total gross investment income													97,248	99,216	105,937
Other investments [Member]
Net investment income
Total gross investment income													5,111	0	2,790
Restricted cash and cash and cash equivalents [Member]
Net investment income
Total gross investment income													5,178	4,713	7,259
Securities lending income [Member]
Net investment income
Total gross investment income													$ 11	$ 6	$ 14